Subsequent Events - Additional Information (Detail)		12 Months Ended
	Apr. 04, 2022 shares	Dec. 31, 2026 shares $ / shares
Statement [line items]
Number of other equity instruments granted	950,000
Stock Option Plan [Member]
Statement [line items]
Number of options granted		1,500,000
Exercise price | $ / shares		$ 13.13
Stock Option Plan [Member] | Restricted share units [member]
Statement [line items]
Number of other equity instruments granted		205,000